Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	483,350.00
Total Offset Amount	114,825.00
Net Fee	$ 368,525.00